Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document And Entity Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	QUANTUMSCAPE CORP
Entity Central Index Key	0001811414
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Small Business	true